Income Taxes - Provision (benefit) for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current tax provision - Federal:
Total current tax provision
Deferred tax provision - Federal:
Loss carryforwards	$ 24,932	$ 99,679
Change in valuation allowance	$ (24,932)	$ (99,679)
Total deferred tax provision